Income Taxes (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets:
Accrued compensation	$ 88,789
Net Operating Loss Carryforwards and Credits	13,933,735	13,310,411
Total Deferred Tax Assets	14,022,524	13,310,411
Valuation allowance	(14,022,524)	(13,310,411)
Net deferred tax / (liabilities)